DIRECT DIAL 312.407.0641 DIRECT FAX 312.827.9362 EMAIL ADDRESS KEVIN.HARDY@SKADDEN.COM	SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP 155 NORTH WACKER DRIVE CHICAGO, ILLINOIS 60606-1720 ————— TEL: (312) 407-0700 FAX: (312) 407-0411 www.skadden.com October 31, 2017	FIRM/AFFILIATE
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Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549

RE: Cushing Mutual Funds Trust - N-1A Filing

Ladies and Gentlemen:

On behalf of Cushing Mutual Funds Trust (the “Trust”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Registration Statement”).

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Best regards,

/s/ Kevin T. Hardy

Kevin T Hardy